INCOME STATEMENT BREAKDOWN - Summary of Income Statement Breakdown (Details) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	$ 172,971,735	$ 135,271,854	$ 551,813,652	$ 552,482,520
Income for the Period from Financial Instruments at Fair Value through OCI	25,676,063	(864,587)	25,777,982	215,528
For Financial Liabilities measured at Fair Value through Profit or Loss	20,408,300	(9,240,405)	(17,384,084)	(14,581,260)
Income for the Period from Financial Instruments at Fair Value through OCI		(864,587)		215,528
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	193,380,035	126,031,449	534,429,568	537,901,260
Interest-related Income	1,313,250,627	2,689,974,867	6,296,175,144	6,849,629,922
Interest-related Expenses	(550,935,302)	(1,788,628,898)	(2,276,631,978)	(4,543,458,139)
Fee Income	302,304,722	286,184,876	819,889,651	817,817,564
Fee - related Expenses	46,363,145	37,019,900	121,933,744	112,906,446
Credit Card-related Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	138,119,779	123,407,810	361,109,967	337,905,174
Fee - related Expenses	26,670,392	21,369,586	70,724,081	66,550,027
Insurance-related Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	5,145,245	5,957,306	13,181,560	17,371,435
Debt-related Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	84,473,945	101,087,548	245,149,934	304,850,762
Credit-related Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	37,482,885	29,162,475	101,030,657	87,872,506
Fees related to Loan Commitments and Financial Collateral
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	2,390,599	1,259,540	6,935,593	2,755,388
Securities-related Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	21,941,646	15,702,752	58,501,679	38,806,128
Fee - related Expenses	714,309	643,537	2,702,868	2,474,240
Collection Management Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	1,196,495	1,117,061	3,091,157	3,755,331
Foreign and Exchange Operations Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee Income	11,554,128	8,490,384	30,889,104	24,500,840
Fee - related Expenses	1,900,128	936,769	6,044,083	3,223,512
Fees related to Indirect Channels
Disclosure of attribution of expenses by nature to their function [line items]
Fee - related Expenses	1,267,784	865,942	2,972,661	2,243,714
Other Fees
Disclosure of attribution of expenses by nature to their function [line items]
Fee - related Expenses	15,810,532	13,204,066	39,490,051	38,414,953
Derivative Financial Instruments
Disclosure of attribution of expenses by nature to their function [line items]
For Financial Liabilities measured at Fair Value through Profit or Loss	20,408,300	(9,240,405)	(17,384,084)	(14,581,260)
Forward Transactions
Disclosure of attribution of expenses by nature to their function [line items]
For Financial Liabilities measured at Fair Value through Profit or Loss	11,546,574	3	(16,972,828)	(348,850)
Options
Disclosure of attribution of expenses by nature to their function [line items]
For Financial Liabilities measured at Fair Value through Profit or Loss	8,861,726	(9,240,408)	(411,256)	(14,232,410)
On Deposits
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(458,548,356)	(1,614,835,663)	(1,915,786,590)	(4,069,822,607)
Non-Financial Private Sector
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(458,548,356)	(1,614,835,663)	(1,915,786,590)	(4,069,822,607)
Non-Financial Private Sector | Other Loans
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(208,939,126)	(421,070,418)	(751,869,891)	(1,004,299,506)
Non-Financial Private Sector | Checking Accounts
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(874,018)	198,250	(1,841,774)	(589,324)
Non-Financial Private Sector | Savings Accounts
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(43,430,484)	(35,370,568)	(134,854,489)	(76,224,009)
Non-Financial Private Sector | Time Deposits and Term Investments
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(205,304,728)	(1,158,592,927)	(1,027,220,436)	(2,988,709,768)
Loans and Other Financing
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(23,137,389)	(44,028,686)	(93,975,903)	(110,490,110)
Repurchase Transactions
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(55,199,379)	(32,228,944)	(139,468,523)	(94,139,679)
Repurchase Transactions | Argentine Central Bank
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(145,212)	0	(145,212)	0
Repurchase Transactions | Other Financial Institutions
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(55,054,167)	(32,228,944)	(139,323,311)	(94,139,679)
Other Financial Liabilities
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses		(91,592,552)	(41,079,696)	(252,150,397)
For Other Financial Liabilities
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	3,677,147
Issued Debt Securities
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(12,597,751)	(57,862)	(69,483,471)	(83,496)
Subordinated Debt Securities
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Expenses	(5,129,574)	(5,885,191)	(16,837,795)	(16,771,850)
Government Securities
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	126,294,944	58,365,376	443,735,641	363,043,616
Income for the Period from Financial Instruments at Fair Value through OCI	25,676,063		25,777,982
Income for the Period from Financial Instruments at Fair Value through OCI		(864,587)		215,528
Interest-related Income	527,059,326	1,401,339,246	2,773,766,337	3,359,954,051
Corporate Securities
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	14,077,124	72,260,505	65,312,270	177,375,951
Interest-related Income	1,653,905	5,045,581	7,995,124	11,699,346
Derivative Financial Instruments
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	5,251,642	4,645,973	6,014,737	12,062,953
Forward Transactions
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	5,244,583	4,645,973	6,007,678	12,062,953
Options
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	7,059		7,059
Other Financial Assets
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	109	0	12,235	0
Income from sale or derecognition of Financial Assets at fair value
Disclosure of attribution of expenses by nature to their function [line items]
By measuring Financial Assets at fair value through profit or loss	27,347,916	0	36,738,769	0
Cash and Due from Banks
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	170,269	147,216	397,851	379,558
Loans and Other Financing
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	763,825,873	1,052,937,148	2,634,040,560	2,937,294,516
Financial Sector
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	7,987,465	8,900,763	17,552,141	21,545,654
Non-Financial Private Sector
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	755,838,408	1,044,036,385	2,616,488,419	2,915,748,862
Non-Financial Private Sector | Advances
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	45,056,946	102,584,847	209,480,292	263,046,736
Non-Financial Private Sector | Mortgage
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	50,346,771	76,979,357	292,204,244	222,505,122
Non-Financial Private Sector | Pledges
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	10,525,216	14,589,754	28,290,734	43,636,366
Non-Financial Private Sector | Personal
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	194,722,530	100,352,076	482,531,920	273,850,689
Non-Financial Private Sector | Credit cards
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	284,667,778	327,556,741	948,726,281	998,522,053
Non-Financial Private Sector | Finance Leases
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	1,358,345	3,518,029	4,624,699	9,516,482
Non-Financial Private Sector | Overdrafts
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	159,762,891	388,220,004	619,028,835	997,980,386
Non-Financial Private Sector | Exports Prefinancing and Financing
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	2,530,322	809,418	5,125,089	3,617,810
Non-Financial Private Sector | Other Loans
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	6,867,609	29,426,159	26,476,325	103,073,218
Repurchase Transactions
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	20,541,254	230,505,676	879,975,272	540,302,451
Repurchase Transactions | Argentine Central Bank
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	20,176,643	227,154,666	879,066,375	536,866,380
Repurchase Transactions | Other Financial Institutions
Disclosure of attribution of expenses by nature to their function [line items]
Interest-related Income	$ 364,611	$ 3,351,010	$ 908,897	$ 3,436,071